CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Accumulated deficit	Total
Shares, beginning balance (in shares) at Dec. 31, 2017	229,158,656
Beginning balance at Dec. 31, 2017	$ 23	$ 42,614	$ (38,871)	$ 3,766
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	4,036,200
Issuance of common stock upon exercise of stock options		192		192
Issuance of redeemable convertible Series E preferred stock	$ 2	18,216		18,218
Issuance of redeemable convertible Series E preferred stock (in shares)	16,705,320
Stock-based compensation		6,680		6,680
Net loss			(27,780)	(27,780)
Net cash contributions from follow-on offering	$ 2	18,216		18,218
Net cash contributions from follow-on offer (in shares)	16,705,320
Shares, ending balance (in shares) at Dec. 31, 2018	249,900,176
Ending balance at Dec. 31, 2018	$ 25	67,702	(66,651)	1,076
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	3,485,844
Issuance of common stock upon exercise of stock options		197		197
Issuance of redeemable convertible Series E preferred stock	$ 3	39,757		39,760
Issuance of redeemable convertible Series E preferred stock (in shares)	23,718,385
Issuance of common stock upon exercise of stock options with promissory note	$ 1	(1)
Issuance of common stock upon exercise of stock options with promissory note (in shares)	8,970,518
Stock-based compensation		1,237		1,237
Net loss			(23,605)	(23,605)
Net cash contributions from follow-on offering	$ 3	39,757		39,760
Net cash contributions from follow-on offer (in shares)	23,718,385
Shares, ending balance (in shares) at Dec. 31, 2019	286,074,923
Ending balance at Dec. 31, 2019	$ 29	108,892	(90,256)	18,665
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	829,348
Issuance of common stock upon exercise of stock options		241		241
Stock-based compensation		357		357
Net loss			(15,522)	(15,522)
Shares, ending balance (in shares) at Mar. 31, 2020	286,904,271
Ending balance at Mar. 31, 2020	$ 29	109,490	(105,778)	3,741
Shares, beginning balance (in shares) at Dec. 31, 2019	286,074,923
Beginning balance at Dec. 31, 2019	$ 29	108,892	(90,256)	18,665
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(35,679)
Shares, ending balance (in shares) at Jun. 30, 2020	315,455,731
Ending balance at Jun. 30, 2020	$ 32	180,043	(126,478)	53,597
Shares, beginning balance (in shares) at Dec. 31, 2019	286,074,923
Beginning balance at Dec. 31, 2019	$ 29	108,892	(90,256)	$ 18,665
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	7,642,110			20,138,817
Issuance of common stock upon exercise of stock options	$ 1	1,242		$ 1,243
Issuance of redeemable convertible Series E preferred stock	$ 2	98,303		98,305
Issuance of redeemable convertible Series E preferred stock (in shares)	17,834,808
Issuance of common stock upon exercise of stock options with promissory note	$ 1	(1)
Issuance of common stock upon exercise of stock options with promissory note (in shares)	12,700,358
Stock-based compensation		23,757		23,757
Net loss			(145,510)	(145,510)
Net cash contributions from follow-on offering	$ 2	98,303		98,305
Net cash contributions from follow-on offer (in shares)	17,834,808
Net cash contributions from Business Combination and PIPE fin	$ (4)	(75,239)		(75,243)
Net cash contributions from Business Combination and PIPE financing (in shares)	44,580,578
Shares, ending balance (in shares) at Dec. 31, 2020	369,797,524
Ending balance at Dec. 31, 2020	$ 37	295,065	(238,315)	56,787
Shares, beginning balance (in shares) at Mar. 31, 2020	286,904,271
Beginning balance at Mar. 31, 2020	$ 29	109,490	(105,778)	3,741
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	1,029,833
Issuance of common stock upon exercise of stock options		130		130
Issuance of redeemable convertible Series E preferred stock	$ 2	64,877		64,879
Issuance of redeemable convertible Series E preferred stock (in shares)	15,091,869
Issuance of common stock upon exercise of stock options with promissory note	$ 1			1
Issuance of common stock upon exercise of stock options with promissory note (in shares)	12,700,357
Repurchase of common stock			(543)	(543)
Repurchase of common stock (in shares)	(270,599)
Stock-based compensation		5,546		5,546
Net loss			(20,157)	(20,157)
Net cash contributions from follow-on offering	$ 2	64,877		64,879
Net cash contributions from follow-on offer (in shares)	15,091,869
Shares, ending balance (in shares) at Jun. 30, 2020	315,455,731
Ending balance at Jun. 30, 2020	$ 32	180,043	(126,478)	53,597
Shares, beginning balance (in shares) at Dec. 31, 2020	369,797,524
Beginning balance at Dec. 31, 2020	$ 37	295,065	(238,315)	56,787
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	268,426
Issuance of common stock upon exercise of stock options		12		12
Issuance of redeemable convertible Series E preferred stock	$ 2	402,238		402,240
Issuance of redeemable convertible Series E preferred stock (in shares)	17,000,000
Issuance of common stock upon exercise of warrants and other, net (in shares)	8,741,863
Issuance of common stock upon exercise of warrants and other, net		172,519		172,519
Stock-based compensation		10,945		10,945
Net loss			(53,592)	(53,592)
Net cash contributions from follow-on offering	$ 2	402,238		402,240
Net cash contributions from follow-on offer (in shares)	17,000,000
Shares, ending balance (in shares) at Mar. 31, 2021	395,807,813
Ending balance at Mar. 31, 2021	$ 39	880,779	(291,907)	588,911
Shares, beginning balance (in shares) at Dec. 31, 2020	369,797,524
Beginning balance at Dec. 31, 2020	$ 37	295,065	(238,315)	$ 56,787
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)				503,480
Net loss				$ (133,187)
Shares, ending balance (in shares) at Jun. 30, 2021	396,671,443
Ending balance at Jun. 30, 2021	$ 39	906,275	(371,502)	534,812
Shares, beginning balance (in shares) at Mar. 31, 2021	395,807,813
Beginning balance at Mar. 31, 2021	$ 39	880,779	(291,907)	588,911
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	235,054
Issuance of common stock upon exercise of stock options		97		97
Issuance of common stock upon exercise of warrants and other, net (in shares)	628,576
Issuance of common stock upon exercise of warrants and other, net		9,625		9,625
Stock-based compensation		15,774		15,774
Net loss				(79,595)
Shares, ending balance (in shares) at Jun. 30, 2021	396,671,443
Ending balance at Jun. 30, 2021	$ 39	$ 906,275	$ (371,502)	$ 534,812